Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

November 1, 2017

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Rule 485(a) Filing for Eaton Vance NextShares Trust II (the “Registrant”) on behalf of

Eaton Vance Floating-Rate NextShares (the “Fund”)

Post-Effective Amendment No. 7 (1933 Act File No. 333-197734)

Amendment No. 12 (1940 Act File No. 811-22983) (the “Filing”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Filing filed with the Securities and Exchange Commission (the “Commission”) on August 31, 2017 (Accession No. 00000940394-17-001790) under Rule 485(a) (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Lisa Larkin, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on October 16, 2017 and making certain other non-material changes as marked thereon.  The comments and Registrant’s responses thereto are as follows.  Capitalized terms have the same meaning as defined in the Amendment unless otherwise indicated.

Summary Prospectus

1.

In the section entitled “Principal Risks – Foreign Securities Risk,” please disclose, if applicable, that where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in [that market] is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day.  In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Response:  The market price of the Fund’s shares is the Fund’s next computed net asset value (plus or minus a trading cost).  As such, the market price is not impacted by intraday movements in the Fund’s holdings.  In addition, the “How Net Asset Value is Determined” section currently

Securities and Exchange Commission

November 1, 2017

discloses that, “Because foreign loans and securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased.”  As such, no change has been made.

2.

Please, supplementally explain, how showing the master’s performance complies with Item 4(b)(2) of Form N1-A.

Response:  The Fund will operate in a master-feeder structure investing all of its assets in Eaton Vance Floating Rate Portfolio (“Portfolio”). The Portfolio is a separate registered investment company organized on June 19, 2000, that has the same investment objective, policies and strategies as the Fund.  Another fund sponsored by the Eaton Vance organization – Eaton Vance Floating-Rate Fund – also invests all of its assets in the Portfolio (the “Mutual Fund”).

The Fund’s performance in the prospectus is linked to the performance of Class I shares of the Mutual Fund for the period prior to the date the Fund commenced operations.  The performance of the Mutual Fund reflects its investment in the Portfolio.  Inclusion of this performance is based on guidance set forth in Managers Core Trust (pub. avail. Jan. 28, 1993) (“MCT Letter”) (feeder funds may adopt the performance of master fund).  Consistent with such guidance, the Fund has the same objective and policies and substantially the same investment restrictions as the Portfolio, as well as the same investment adviser and portfolio managers as the Portfolio.1  In requesting no-action relief, MCT asserted that the addition of a new feeder to a master is analogous to adding a new class of shares to an existing fund, in that the underlying portfolio of investments is not affected and continues to be managed according to identical investment objectives, policies and strategies as before.  The practice of linking the performance of a new class to that of an existing class is well established and is required by Instruction 3 to Item 4(b)(2) of Form N-1A in circumstance where a new shares of a fund will be offered in a separate prospectus.   In addition linking a new feeder fund’s historical performance to that of another feeder fund of the same master fund is analogous to linking a new class of shares to that of another class of shares.  In each case, the shareholder of the new feeder fund or class is investing in the same pool of assets as the existing feeder fund or class, but is likely subject to different distributions options and/or expenses.  Given the above, Registrant believes showing the performance of another feeder fund that invests in the same master fund complies with Item 4(b)(2) of Form N-1A.

3.

Please include the year to date return as of the most recent quarter-end in a footnote.

Response:  The requested performance information has been included.

4.

Please confirm the accuracy of the name of the Index.

Response:  Registrant confirms the accuracy of the name of the Index.

Statutory Prospectus

5.

If the Fund writes (sells) credit default swaps, confirm that it will segregate the full notional amount payable under the agreement.

___________________

1 In connection with the review of Eaton Vance Stock NextShares’ registration statement by the staff of the Commission, Eaton Vance Management referred to the MCT Letter as the basis for including linked performance in that fund’s prospectus and statement of additional information (“SAI”).  See Correspondence dated July 30, 2015.

Securities and Exchange Commission

November 1, 2017

Response:  The Fund does not currently intend to write (sell) credit default swaps.  Registrant confirms that it will segregate the full notional amount that would be payable under the agreement if the Fund enters into such a transaction.

6.

You state that the Trust may engage in total return swaps. When the Trust does engage in total return swaps, the Fund needs to set aside an appropriate amount of liquid assets as determined by the SEC and staff guidance to address Section 18 concerns. Please note the SEC has issued a release proposal to update the regulations for the fund use of derivatives for the purposes of Section 18. Please be aware that the SEC could issue a new rule and/or guidance related to fund use of derivatives, which could impact the manner in which the Fund operates.

Response:  Registrant acknowledges this comment.

7.

If the Fund invests in contingent convertible securities, consider enhancing the disclosure for contingent convertible securities.

Response:  The Fund has no current intention to invest in contingent convertible securities. As such, no additional disclosure has been added.

8.

Please confirm supplementally, whether securities underlying the Fund are traded outside of the collateralized settlement system.  If they are, please disclose that there are a limited number of financial institutions that may act as authorized participants (“APs”) that post collateral for certain trades on an agency basis.  Please also disclose that, if an AP exits the business, or is unable to process creation and/or redemption orders, and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares.  Please note that this could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Response:  To the extent the Fund invests in securities that require collateral to be posted on an agency basis, the Fund does not plan to include such securities in its Basket.  As such, no change has been made.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President